Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating expenses
Schedule of other operating expenses

	2020	2019	2018
	US $’000
Impairment loss (recovery) (*)	(4,329)	1,150	37,993
Sundry	57	89	78
	(4,272)	1,239	38,071
(*)See also Note 5(a).